INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of Income (Loss) before Income Taxes

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
PRC	104,307	(467,953)	(986,464)
Hong Kong	(2,415)	(2,031)	(876)
Cayman Islands	(76,649)	(126,887)	(87,470)
Taiwan	—	(166)	(2,292)
Canada	—	(27)	(3,335)
Total income (loss) before income taxes	25,243	(597,064)	(1,080,437)

Schedule of Income Tax (expense) benefit

Income tax (expense) benefit consists of the following:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense	(26,561)	(16,058)	(4,478)
Withholding tax expense	—	(25,672)	—
Deferred income tax benefit	1,171	46,595	46,037
Total	(25,390)	4,865	41,559

Schedule of Income Tax Rate Reconciliation

The actual income tax expense reported in the consolidated statements of comprehensive loss for each of the years ended December 31, 2017, 2018 and 2019 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2017	2018	2019
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	76.7%	(5.3)%	(2.1)%
Research and development bonus deduction	(34.7)%	1.4%	0.8%
Non-deductible expenses	62.7%	(1.4)%	(1.3)%
Preferential tax rates	(199.9)%	(0.3)%	(10.8)%
Change of tax rates	0.0%	0.0%	(2.2)%
Change in valuation allowance	170.8%	(14.3)%	(5.6)%
Withholding tax	—	(4.3)%	—
Actual income tax expense	100.6%	0.8%	3.8%

Schedule of Deferred Income Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities were as follows:

	December 31,
	2018	2019
	RMB	RMB
Non-current deferred income tax assets:
Impairment of long-term investments	8,850	11,750
Tax loss carry forwards	157,264	209,716
Advertising expense	53,019	15,232
Others	4,162	2,268
Total non-current deferred income tax assets	223,295	238,966
Valuation allowance	(169,543)	(139,177)
Non-current deferred income tax assets, net	53,752	99,789
Non-current deferred income tax liabilities:
Valuation appreciation of intangible assets	2,283	1,701
Non-current deferred income tax liabilities*	2,283	1,701

Summary of Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	37,521	72,271	169,543
Additions of valuation allowance	38,976	97,776	63,309
Reduction of valuation allowance	(4,226)	(504)	(2,553)
Change of tax rate	—	—	(71,090)
Change of decrease related to subsidiary disposals and expiration	—	—	(20,032)
Balance at the end of the year	72,271	169,543	139,177